Related Party Transactions (Details Narrative) - USD ($)	1 Months Ended	9 Months Ended		12 Months Ended
	May 31, 2023	Aug. 31, 2023	Aug. 31, 2022	Nov. 30, 2022	Nov. 30, 2021
Related Party Transaction [Line Items]
Loans payable		$ 200,000	$ 16,880	$ 34,380	$ 10,849
Ioanna Kallidou [Member]
Related Party Transaction [Line Items]
Forgave liabilities	$ 146,593
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Loans payable		$ 200,000
Director [Member]
Related Party Transaction [Line Items]
Loan to director				34,380	10,849
Outstanding loan				72,774	38,394
Payroll liability				$ 49,000	$ 0